Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of profit before income taxes
Non-PRC	$ (31,895)	$ (43,630)	$ (7,138)
PRC	(637)	(25,097)	(3,310)
Profit before income taxes	$ (32,532)	$ (68,727)	$ (10,448)